UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Summit Rock Advisors, LLC
Address: 9 West 57th Street, 12th Floor
         New York, New York  10019

13F File Number:  028-14655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William Lee
Title:     Chief Compliance Officer
Phone:     (212) 993-7141

Signature, Place, and Date of Signing:

 /s/   William Lee     New York, NY     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    5

Form 13F Information Table Value Total:    $105,035 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     BARCLYS 1-3 YR   464287457    29390   347812 SH       SOLE                   347812        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     2724    51400 SH       SOLE                    51400        0        0
ISHARES TR                     MSCI ACWI INDX   464288257    25238   540552 SH       SOLE                   540552        0        0
ISHARES TR                     HIGH YLD CORP    464288513    12057   130625 SH       SOLE                   130625        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    35626   336861 SH       SOLE                   336861        0        0